                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO

                                  (Sweep Class)
                       Supplement dated September 8, 2004
                  to the Prospectuses dated November 24, 2003,
              as supplemented December 5, 2003, December 16, 2003,
                 January 16, 2004, April 5, 2004, May 18, 2004,
                  June 25, 2004, July 2, 2004 and July 16, 2004


                         TAX-FREE CASH RESERVE PORTFOLIO

                                  (Sweep Class)
                       Supplement dated September 8, 2004
                     to the Prospectus dated July 30, 2004,
                          as supplemented July 30, 2004

The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of

$150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO

                             (Cash Management Class)
                       Supplement dated September 8, 2004
                  to the Prospectuses dated November 24, 2003,
     as supplemented December 5, 2003, December 16, 2003, January 16, 2004, April 5, 2004, May 18, 2004, June 25, 2004, July 2, 2004 and July 16, 2004


                         TAX-FREE CASH RESERVE PORTFOLIO

                             (Cash Management Class)
                       Supplement dated September 8, 2004
                     to the Prospectus dated July 30, 2004,
                          as supplemented July 30, 2004


The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the

SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO

                              (Institutional Class)
                       Supplement dated September 8, 2004
                  to the Prospectuses dated November 24, 2003,
     as supplemented December 5, 2003, December 16, 2003, January 16, 2004, April 5, 2004, May 18, 2004, June 25, 2004, July 2, 2004 and July 16, 2004

                              CASH ASSETS PORTFOLIO

                              (Institutional Class)
                       Supplement dated September 8, 2004
                  to the Prospectuses dated November 24, 2003,
     as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
           May 18, 2004, June 25, 2004, July 2, 2004 and July 16, 2004


                         TAX-FREE CASH RESERVE PORTFOLIO

                              (Institutional Class)
                       Supplement dated September 8, 2004
                     to the Prospectus dated July 30, 2004,
                          as supplemented July 30, 2004

The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO

                           (Personal Investment Class)
                       Supplement dated September 8, 2004
                  to the Prospectuses dated November 24, 2003,
     as supplemented December 5, 2003, December 16, 2003, January 16, 2004, April 5, 2004, May 18, 2004, June 25, 2004, July 2, 2004 and July 16, 2004


                         TAX-FREE CASH RESERVE PORTFOLIO

                           (Personal Investment Class)
                       Supplement dated September 8, 2004
                     to the Prospectus dated July 30, 2004,
                          as supplemented July 30, 2004


The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the

SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO

                           (Private Investment Class)
                       Supplement dated September 8, 2004
                  to the Prospectuses dated November 24, 2003,
     as supplemented December 5, 2003, December 16, 2003, January 16, 2004, April 5, 2004, May 18, 2004, June 25, 2004, July 2, 2004 and July 16, 2004


                         TAX-FREE CASH RESERVE PORTFOLIO

                           (Private Investment Class)
                       Supplement dated September 8, 2004
                     to the Prospectus dated July 30, 2004,
                          as supplemented July 30, 2004


The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the

SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO

                                 (Reserve Class)
                       Supplement dated September 8, 2004
                  to the Prospectuses dated November 24, 2003,
     as supplemented December 5, 2003, December 16, 2003, January 16, 2004, April 5, 2004, May 18, 2004, June 25, 2004, July 2, 2004 and July 16, 2004


                         TAX-FREE CASH RESERVE PORTFOLIO

                                 (Reserve Class)
                       Supplement dated September 8, 2004
                     to the Prospectus dated July 30, 2004,
                          as supplemented July 30, 2004

The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of

$150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO

                                (Resource Class)
                       Supplement dated September 8, 2004
                  to the Prospectuses dated November 24, 2003,
     as supplemented December 5, 2003, December 16, 2003, January 16, 2004, April 5, 2004, May 18, 2004, June 25, 2004, July 2, 2004 and July 16, 2004


                         TAX-FREE CASH RESERVE PORTFOLIO

                                (Resource Class)
                       Supplement dated September 8, 2004
                     to the Prospectus dated July 30, 2004,
                          as supplemented July 30, 2004

The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of


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$150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.